Note L - Commitments and Contingent Liabilities - Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Standby Letters of Credit [Member]
Other commitment	$ 4,325	$ 4,139
Fixed Rate Commitments [Member]
Other commitment	121	96
Variable Rate Commitments [Member]
Other commitment	$ 66,580	$ 64,624